ALLIANCE
                 ----------------------------------------------
                                VARIABLE PRODUCTS
                 ----------------------------------------------
                                   SERIES FUND
                 ----------------------------------------------
                             INTERNATIONAL PORTFOLIO
                 ----------------------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

INTERNATIONAL PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

-----------------------------------------------------------------------------------------------
   COMPANY                                        U.S. $ VALUE            PERCENT OF NET ASSETS
-----------------------------------------------------------------------------------------------
   Royal Bank of Scotland Group Plc               $ 2,678,460                       4.3%
-----------------------------------------------------------------------------------------------
   Takeda Chemical Industries, Ltd.                 2,567,138                       4.1
-----------------------------------------------------------------------------------------------
   Shin-Etsu Chemical Co., Ltd.                     2,436,116                       3.9
-----------------------------------------------------------------------------------------------
   Canon, Inc.                                      2,426,280                       3.9
-----------------------------------------------------------------------------------------------
   BNP Paribas, SA                                  2,334,051                       3.7
-----------------------------------------------------------------------------------------------
   Banco Bilbao Vizcaya Argentaria, SA              2,292,108                       3.7
-----------------------------------------------------------------------------------------------
   L'Oreal, SA                                      2,225,646                       3.5
-----------------------------------------------------------------------------------------------
   British Sky Broadcasting Group Plc               2,098,639                       3.3
-----------------------------------------------------------------------------------------------
   Sanofi-Synthelabo, SA                            2,006,261                       3.2
-----------------------------------------------------------------------------------------------
   CRH Plc                                          1,809,175                       2.9
                                                  -----------                     -----
-----------------------------------------------------------------------------------------------
                                                  $22,873,874                      36.5%
-----------------------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
June 30, 2002 (unaudited)
================================================================================

-----------------------------------------------------------------------------------------------
   SECTOR                                         U.S. $ VALUE            PERCENT OF NET ASSETS
-----------------------------------------------------------------------------------------------
   Basic Industries                               $ 2,436,116                       3.9%
-----------------------------------------------------------------------------------------------
   Capital Goods                                    3,554,581                       5.7
-----------------------------------------------------------------------------------------------
   Consumer Manufacturing                           5,053,351                       8.1
-----------------------------------------------------------------------------------------------
   Consumer Services                                6,944,193                      11.1
-----------------------------------------------------------------------------------------------
   Consumer Staples                                 5,726,300                       9.1
-----------------------------------------------------------------------------------------------
   Energy                                           4,283,280                       6.8
-----------------------------------------------------------------------------------------------
   Finance                                         14,158,813                      22.6
-----------------------------------------------------------------------------------------------
   Healthcare                                       6,685,447                      10.7
-----------------------------------------------------------------------------------------------
   Technology                                      10,518,916                      16.8
-----------------------------------------------------------------------------------------------
   Transportation                                     182,288                       0.3
-----------------------------------------------------------------------------------------------
   Utilities                                           22,191                       0.0
                                                  -----------                     -----
-----------------------------------------------------------------------------------------------
   Total Investments*                              59,565,476                      95.1
-----------------------------------------------------------------------------------------------
   Cash and receivables, net of liabilities         3,065,474                       4.9
                                                  -----------                     -----
-----------------------------------------------------------------------------------------------
   Net Assets                                     $62,630,950                     100.0%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     Excludes short-term obligations.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-95.1%
BELGIUM-0.3%
Interbrew ....................................            6,700      $   191,994
                                                                     -----------
FINLAND-1.4%
Nokia AB Corp. ...............................           61,613          900,093
                                                                     -----------
FRANCE-18.7%
BNP Paribas, SA ..............................           42,282        2,334,051
L' Oreal, SA .................................           28,580        2,225,646
LVMH Moet Hennessy Louis Vuitton .............           28,213        1,418,359
Sanofi-Synthelabo, SA ........................           33,040        2,006,261
Schneider Electric, SA (a)  ..................           28,994        1,556,227
STMicroelectronics NV ........................           31,285          778,690
TotalFinaElf, SA Cl.B ........................            8,399        1,361,119
                                                                     -----------
                                                                      11,680,353
                                                                     -----------
GERMANY-3.5%
Bayerische Motoren Werke (BMW) AG ............           31,752        1,286,724
SAP AG .......................................            9,507          930,124
                                                                     -----------
                                                                       2,216,848
                                                                     -----------
HONG KONG-2.0%
Cheung Kong Holdings, Ltd. (a) ...............           66,000          550,018
Johnson Electric Holdings, Ltd. ..............          130,000          153,338
Li & Fung, Ltd. ..............................          425,000          577,582
                                                                     -----------
                                                                       1,280,938
                                                                     -----------
IRELAND-2.9%
Bank of Ireland ..............................                1               12
CRH Plc ......................................          111,232        1,809,175
                                                                     -----------
                                                                       1,809,187
                                                                     -----------
ITALY-3.9%
Alleanza Assicurazioni .......................           91,746          879,063
ENI SpA ......................................           97,200        1,542,620
                                                                     -----------
                                                                       2,421,683
                                                                     -----------
JAPAN-24.5%
Bank of Fukuoka, Ltd. ........................           90,000          355,900
Bridgestone Corp. ............................           45,000          619,447
Canon, Inc. ..................................           64,200        2,426,280
Honda Motor Co., Ltd. ........................           33,000        1,338,005
Hoya Corp. ...................................           20,000        1,454,970
Kao Corp. ....................................           19,000          437,492
Keyence Corp. ................................            2,400          508,372
Marui Co., Ltd. ..............................            2,100           26,612
Nomura Securities Co., Ltd. ..................           41,000          602,011
Ricoh Co., Ltd. ..............................           34,000          588,579
Shin-Etsu Chemical Co., Ltd. .................           56,700        2,436,116
SMC Corp. ....................................            5,500          650,190
Sumitomo Trust & Banking Co., Ltd. ...........          235,000        1,129,270
Takeda Chemical Industries, Ltd. .............           58,500        2,567,138
Yamato Transport Co., Ltd. ...................           10,000          182,288
                                                                     -----------
                                                                      15,322,670
                                                                     -----------
NETHERLANDS-1.4%
ASM Lithography Holding NV (a) ...............           46,528          735,215
Heineken NV ..................................            2,888          126,514
                                                                     -----------
                                                                         861,729
                                                                     -----------
SOUTH KOREA-3.6%
Kookmin Bank (ADR) ...........................            1,200           58,980
Samsung Electronics Co., Ltd..................            4,330        1,184,181
SK Telecom Co., Ltd. (ADR)  ..................           41,550        1,030,025
                                                                     -----------
                                                                       2,273,186
                                                                     -----------
SPAIN-4.7%
Banco Bilbao Vizcaya Argentaria, SA ..........          203,078        2,292,108
Industria de Diseno Textil, SA (a) ...........           28,659          603,998
Telefonica de Espana, SA (ADR) ...............              893           22,191
                                                                     -----------
                                                                       2,918,297
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

SWEDEN-1.9%
Atlas Copco AB Series A ......................           38,648      $   922,957
Sandvik AB ...................................           10,913          271,869
                                                                     -----------
                                                                       1,194,826
                                                                     -----------
SWITZERLAND-5.2%
Compagnie Financiere Richemont AG Cl.A .......            6,000          136,172
Credit Suisse Group (a) ......................           35,600        1,127,791
Novartis AG ..................................           14,665          643,529
Swiss Reinsurance ............................           13,775        1,343,790
                                                                     -----------
                                                                       3,251,282
                                                                     -----------
TAIWAN-1.6%
Taiwan Semiconductor
  Manufacturing Co., Ltd. (a) ................          153,753          312,937
  warrants, expiring 1/10/03 (a) .............          350,790          699,475
                                                                     -----------
                                                                       1,012,412
                                                                     -----------
UNITED KINGDOM-19.5%
AstraZeneca Group Plc ........................           35,224        1,458,609
AstraZeneca Plc ..............................              239            9,910
BP Plc .......................................          164,215        1,379,541
British Sky Broadcasting Group Plc (a) .......          218,835        2,098,639
CGNU Plc .....................................           99,870          803,208

                                                       Shares or
                                                       Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Diageo Plc ...................................           50,594      $   657,217
Next Plc .....................................            4,427           62,907
Pearson Plc ..................................          102,915        1,023,834
Royal Bank of Scotland Group Plc .............           94,450        2,678,460
Tesco Plc ....................................          184,000          669,078
Vodafone Group Plc ...........................        1,008,919        1,384,424
                                                                     -----------
                                                                      12,225,827
                                                                     -----------
UNITED STATES-0.0%
Providian Financial Corp. ....................              706            4,151
                                                                     -----------
Total Common Stocks & Other Investments
  (cost $58,782,768) .........................                        59,565,476
                                                                     -----------
SHORT-TERM INVESTMENT-4.4%
TIME DEPOSIT-4.4%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $2,735,000) ..........................      $     2,735        2,735,000
                                                                     -----------
TOTAL INVESTMENTS-99.5%
  (cost $61,517,768) .........................                        62,300,476
Other assets less liabilities-0.5% ...........                           330,474
                                                                     -----------
NET ASSETS-100% ..............................                       $62,630,950
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $61,517,768) .........................   $ 62,300,476(a)
   Cash ...........................................................................            734
   Foreign cash, at value (cost $73,805) ..........................................         73,707
   Collateral held for securities loaned ..........................................        308,318
   Receivable for investment securities sold ......................................        271,507
   Dividends and interest receivable ..............................................        127,159
                                                                                      ------------
   Total assets ...................................................................     63,081,901
                                                                                      ------------
LIABILITIES
   Payable for collateral received on securities loaned ...........................        308,318
   Advisory fee payable ...........................................................         49,454
   Payable for investment securities purchased ....................................         25,880
   Accrued expenses ...............................................................         67,299
                                                                                      ------------
   Total liabilities ..............................................................        450,951
                                                                                      ------------
NET ASSETS ........................................................................   $ 62,630,950
                                                                                      ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ..........................................................   $      5,513
   Additional paid-in capital .....................................................     80,431,703
   Undistributed net investment income ............................................        176,289
   Accumulated net realized loss on investment and foreign currency transactions ..    (18,770,932)
   Net unrealized appreciation of investments and foreign currency denominated
   assets and liabilities .........................................................        788,377
                                                                                      ------------
                                                                                      $ 62,630,950
                                                                                      ============
Class A Shares
   Net assets .....................................................................   $ 62,253,417
                                                                                      ============
   Shares of capital stock outstanding ............................................      5,479,877
                                                                                      ============
   Net asset value per share ......................................................   $      11.36
                                                                                      ============
Class B Shares
   Net assets .....................................................................   $    377,533
                                                                                      ============
   Shares of capital stock outstanding ............................................         33,294
                                                                                      ============
   Net asset value per share ......................................................   $      11.34
                                                                                      ============

--------------------------------------------------------------------------------

(a)   Includes securities on loan with a value of $301,443 (see Note F).

      See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
Six Months Ended June 30, 2002
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $67,461) .......     $   518,899
   Interest ...................................................          10,248
                                                                    -----------
   Total investment income ....................................         529,147
                                                                    -----------
EXPENSES
   Advisory fee ...............................................         314,631
   Distribution fee - Class B .................................             491
   Custodian ..................................................         107,045
   Administrative .............................................          34,500
   Printing ...................................................          18,627
   Directors' fees ............................................           2,856
   Transfer agency ............................................             389
   Miscellaneous ..............................................           5,099
                                                                    -----------
   Total expenses .............................................         483,638
   Less: expenses waived and reimbursed (see Note B) ..........        (133,877)
                                                                    -----------
   Net expenses ...............................................         349,761
                                                                    -----------
   Net investment income ......................................         179,386
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investment transactions ...............      (4,144,943)
   Net realized gain on foreign currency transactions .........          86,351
   Net change in unrealized appreciation/depreciation of:
     Investments ..............................................       2,787,952
     Foreign currency denominated assets and liabilities ......           8,142
                                                                    -----------
Net loss on investment and foreign currency transactions ......      (1,262,498)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................     $(1,083,112)
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                              Six Months Ended     Year Ended
                                                                                June 30, 2002      December 31,
                                                                                 (unaudited)           2001
                                                                              ================    ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................   $        179,386    $      152,657
   Net realized loss on investment and foreign currency transactions ......         (4,058,592)      (13,343,110)
   Net change in unrealized appreciation/depreciation of investments and
     foreign currency denominated assets and liabilities ..................          2,796,094        (3,300,681)
                                                                              ----------------    --------------
   Net decrease in net assets from operations .............................         (1,083,112)      (16,491,134)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................................            (26,587)               -0-
   Net realized gain on investments
     Class A ..............................................................                 -0-       (3,843,812)
   Distributions in excess of net realized gain on investments
     Class A ..............................................................                 -0-          (84,320)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ................................................           (708,102)        5,878,008
                                                                              ----------------    --------------
   Total decrease .........................................................         (1,817,801)      (14,541,258)
NET ASSETS
   Beginning of period ....................................................         64,448,751        78,990,009
                                                                              ----------------    --------------
   End of period (including undistributed net investment income of
     $176,289 and $23,490, respectively) ..................................   $     62,630,950    $   64,448,751
                                                                              ================    ==============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The International Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies.

The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a Portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $99,377.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002 amounted to $45,473, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $389 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations ....................................   $10,494,241
U.S. government and agencies ...................................            -0-

Sales:
Stocks and debt obligations ....................................   $13,457,620
U.S. government and agencies ...................................            -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ..................................    $ 5,323,795
Gross unrealized depreciation ..................................     (4,541,087)
                                                                    -----------
Net unrealized appreciation ....................................    $   782,708
                                                                    ===========

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                             2001         2000
                                                         ==========   ==========
Distributions paid from:
   Ordinary income ...................................   $  467,035   $1,635,076
   Net long-term capital gains .......................    3,461,097    5,830,503
                                                         ----------   ----------
Total taxable distributions ..........................    3,928,132    7,465,579
                                                         ----------   ----------
Total distributions paid .............................   $3,928,132   $7,465,579
                                                         ==========   ==========

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..............................    $     23,490
                                                                ------------
Accumulated earnings .......................................          23,490
Accumulated capital and other losses .......................     (13,886,548)(a)
Unrealized appreciation/(depreciation) .....................      (2,833,509)(b)
                                                                ------------
Total accumulated earnings/(deficit) .......................    $(16,696,567)
                                                                ============

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $9,355,628 of which $1,383,309 will expire on December 31, 2008 and $7,972,319 will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Global Equity Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $4,530,920.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------

NOTE: F Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned securities with a value of $301,443 and received cash collateral of $308,318. For the six months ended June 30, 2002, the Portfolio received fee income of $5,451 which is included in interest income in the accompanying statement of operations.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                            ----------------------------------       -----------------------------------
                                                            SHARES                                  AMOUNT
                                            ----------------------------------       -----------------------------------
                                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                                             June 30, 2002        December 31,        June 30, 2002         December 31,
                                              (unaudited)             2001              (unaudited)              2001
                                            ================      ============       ================       ============
Class A
Shares sold .............................          7,139,492        13,199,338       $     80,658,588       $180,820,739
Shares issued in connection with
   acquisition of Brinson Series Trust
   Global Equity Portfolio ..............                 -0-          439,426                     -0-         4,971,061
Shares issued in reinvestment of
   dividends and distributions ..........              2,320           312,999                 26,587          3,928,132
Shares redeemed .........................         (7,137,767)      (13,410,593)           (81,369,461)      (184,239,914)
                                            ----------------      ------------       ----------------       ------------
Net increase (decrease) .................              4,045           541,170       $       (684,286)      $  5,480,018
                                            ================      ============       ================       ============


                                            Six Months Ended     October 26, 2001*   Six Months Ended      October 26, 2001*
                                             June 30, 2002        to December 31,      June 30, 2002        to December 31,
                                              (unaudited)              2001             (unaudited)              2001
                                            ================     =================   =================     =================
Class B
Shares sold ..........................                   614                764       $          7,061       $      8,803
Shares issued in connection with
   acquisition of Brinson Series Trust
   Global Equity Portfolio ...........                    -0-            39,110                     -0-            442,130
Shares redeemed ......................                (2,664)            (4,530)               (30,877)           (52,943)
                                            ----------------       ------------       ----------------       ------------
Net increase (decrease) ..............                (2,050)            35,344       $        (23,816)      $    397,990
                                            ================       ============       ================       ============

--------------------------------------------------------------------------------

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE I: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

--------------------------------------------------------------------------------

*     Commencement of distribution.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE J: Acquisition of Brinson Series Trust Global Equity Portfolio

On October 26, 2001, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Global Equity Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Global Equity Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 478,536 shares of the Portfolio for 641,573 shares of Brinson Series Trust Global Equity Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust Global Equity Portfolio immediately before the acquisition were $59,923,521 and $5,413,191 (including $268,510 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $65,336,712.

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             --------------------------------------------------------------------------------------
                                                                                  CLASS  A
                                             --------------------------------------------------------------------------------------
                                              Six Months
                                                 Ended                               Year Ended December 31,
                                             June 30, 2002     ====================================================================
                                               (unaudited)         2001          2000          1999          1998          1997
                                             =============     ============  ============  ============  ============  ============
Net asset value, beginning of period .......    $  11.69         $  16.01      $  21.78      $  16.17      $  15.02      $  14.89
                                                --------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a)(b) ...............         .03              .03           .01           .12           .17           .13
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions ............................        (.35)           (3.55)        (4.01)         6.13          1.80           .39
                                                --------         --------      --------      --------      --------      --------
Net increase (decrease) in net asset
   value from operations ...................        (.32)           (3.52)        (4.00)         6.25          1.97           .52
                                                --------         --------      --------      --------      --------      --------
Less: Dividends and Distributions
Dividends from net investment income .......        (.01)              -0-         (.03)         (.15)         (.33)         (.15)
Distributions from net realized gain
  on investments ...........................          -0-            (.78)        (1.74)         (.49)         (.49)         (.24)
Distributions in excess of net realized
  gain on investments ......................          -0-            (.02)           -0-           -0-           -0-           -0-
                                                --------         --------      --------      --------      --------      --------
Total dividends and distributions ..........        (.01)            (.80)        (1.77)         (.64)         (.82)         (.39)
                                                --------         --------      --------      --------      --------      --------
Net asset value, end of period .............    $  11.36         $  11.69      $  16.01      $  21.78      $  16.17      $  15.02
                                                ========         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
  asset value (c) ..........................       (2.78)%         (22.35)%      (19.86)%       40.23%        13.02%         3.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..    $ 62,253         $ 64,036      $ 78,990      $ 81,370      $ 65,052      $ 60,710
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ........................        1.11%(d)          .95%          .95%          .95%          .95%          .95%
   Expenses, before waivers and
     reimbursements ........................        1.54%(d)         1.44%         1.34%         1.36%         1.37%         1.42%
   Net investment income (a) ...............         .57%(d)          .23%          .07%          .69%         1.08%          .87%
Portfolio turnover rate ....................          17%              56%           57%          111%          117%          134%

--------------------------------------------------------------------------------

See footnote summary on page 14.

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                --------------------------------
                                                                                            CLASS B
                                                                                --------------------------------
                                                                                 Six Months         October 26,
                                                                                    Ended           2001(e) to
                                                                                June 30, 2002      December 31,
                                                                                 (unaudited)           2001
                                                                                =============      =============
Net asset value, beginning of period .......................................    $       11.68      $       11.31
                                                                                -------------      -------------
Income From Investment Operations
Net investment income (loss) (a)(b) ........................................              .02               (.02)
Net realized and unrealized gain (loss) on investment and foreign
  currency transactions ....................................................             (.36)               .39
                                                                                -------------      -------------
Net increase (decrease) in net asset value from operations .................             (.34)               .37
                                                                                -------------      -------------
Net asset value, end of period .............................................    $       11.34      $       11.68
                                                                                =============      =============
Total Return
Total investment return based on net asset value (c) .......................            (2.80)%             3.27%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..................................    $         378      $         413
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (d) .........................             1.36%              1.20%
   Expenses, before waivers and reimbursements (d) .........................             1.79%              2.26%
   Net investment income (loss) (a)(d) .....................................              .33%              (.88)%
Portfolio turnover rate ....................................................               17%                56%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

INTERNATIONAL PORTFOLIO                   Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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